Risk/Return Detail Data - VIPHighIncomePortfolio-InvestorPRO	Jul. 10, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance Products High Income Portfolio Investor Class April 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | VIP High Income Portfolio - Investor Class
Risk/Return:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.17%	[3]
Total annual operating expenses	0.86%	[3]
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.
[3]	CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.72%.